Document and Entity Information	Oct. 01, 2019
Cover [Abstract]
Security Exchange Name	NYSEArca
Amendment Flag	false
Entity Central Index Key	0001328237
Document Type	8-K
Document Period End Date	Oct. 01, 2019
Entity Registrant Name	INVESCO DB COMMODITY INDEX TRACKING FUND
Entity Incorporation State Country Code	DE
Entity File Number	001-32726
Entity Tax Identification Number	32-6042243
Entity Address, Address Line One	c/o Invesco Capital Management LLC
Entity Address, Address Line Two	3500 Lacey Road
Entity Address, Address Line Three	Suite 700
Entity Address, City or Town	Downers Grove
Entity Address, State or Province	IL
Entity Address, Postal Zip Code	60515
City Area Code	(800)
Local Phone Number	983-0903
Written Communications	false
Soliciting Material	false
Pre Commencement Tender Offer	false
Pre Commencement Issuer Tender Offer	false
Security 12b Title	Common Units of Beneficial Interest
Trading Symbol	DBC
Entity Emerging Growth Company	false